Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)			9 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Sep. 30, 2021
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)		3,750,000
Proceeds received from initial public offering			$ 311,163,050
Deferred underwriting commissions			10,890,707
Proceeds from issuance of private placement			9,223,261
Cash and cash equivalents held in trust account			$ 311,200,000
Fair market value percentage		80.00%	80.00%
Business combination acquires percentage		50.00%	50.00%
Minimum net worth necessary to carry out business combination			$ 5,000,001
Business combination redeem percentage			100.00%
Liquidation Basis of Accounting, Accrued Costs to Dispose of Assets and Liabilities			$ 100,000
Funds held in the trust account percentage			100.00%
Minimum per share amount to be maintained in the trust account (in Dollars per share)			$ 10
Operating bank account			$ 1,100,000
Net working capital			$ 1,300,000
Stock shares issued during the period for service (in Shares)			25,000
Proceeds from related party debt			$ 172,000
Working capital loan outstanding			0
Underwriters' option to purchase additional units (in Shares)		28,750,000
Option to purchase additional units of warrants (in Shares)		8,750,000
Business combination redeem percentage		100.00%
Interest to pay dissolution expense		$ 100,000
Redemption percentage of outstanding public shares		100.00%
Working capital deficiency		$ 26,000
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination period, description		Business Combination within in the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Business Combination [Member] | Public Shareholders [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description		The Company will provide its holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Stock shares issued during the period for service (in Shares)		7,187,500
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)	31,116,305	25,000,000
Price per unit (in Dollars per share)	$ 10	$ 10
Proceeds received from initial public offering	$ 311,200,000
Offering costs	17,600,000		$ 17,600,000
Deferred underwriting commissions	$ 10,900,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)	3,616,305	28,750,000
Deferred underwriting commissions		$ 10,100,000
Proposed Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)		$ 10
Sale of warrants (in Shares)		8,000,000
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Class of warrant or right share price (in Dollars per share)		$ 1
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)		$ 12
Percentage of shares eligible to be transferred without any restriction			15.00%
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares)		8,000,000	9,223,261
Class of warrant or right share price (in Dollars per share)		$ 1	$ 1
Proceeds from issuance of private placement		$ 8,000,000	$ 9,200,000
Private Placement Warrants [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares)		8,750,000
Proceeds from issuance of private placement		$ 8,800,000